Treasury Shares	12 Months Ended
Dec. 31, 2018
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Treasury Shares
27.	Treasury Shares

Based on the Board of Directors’ resolution, POSCO holds treasury shares for business purposes including price stabilization. The changes in treasury shares for the years ended December 31, 2017 and 2018 were as follows:

	2017			2018
	Number of shares	Amount		Number of shares	Amount
	(shares, in millions of Won)
Beginning	7,189,170	￦	1,533,468	7,187,231	￦	1,533,054
Disposal of treasury shares	(1,939)		(414)	(1,528)		(326)

Ending	7,187,231	￦	1,533,054	7,185,703	￦	1,532,728